JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS - 100.7%

COMMON STOCKS - 85.6%

Aerospace & Defense - 1.0%
Howmet Aerospace, Inc.	8		252
Northrop Grumman Corp.	1		366
Raytheon Technologies Corp.	4		399
TransDigm Group, Inc.*	—	(a)	108

			1,125

Air Freight & Logistics - 0.6%
FedEx Corp.	1		347
United Parcel Service, Inc., Class B	1		297

			644

Auto Components - 1.0%
Aptiv plc*	2		262
Lear Corp.	1		202
Magna International, Inc. (Canada)	8		620

			1,084

Automobiles - 0.3%
Rivian Automotive, Inc., Class A*	5		312

Banks - 3.8%
Bank of America Corp.	5		214
Fifth Third Bancorp	17		757
M&T Bank Corp.	2		421
SVB Financial Group*	1		711
Truist Financial Corp.	7		420
US Bancorp	1		40
Wells Fargo & Co.(b)	30		1,606

			4,169

Beverages - 1.3%
Coca-Cola Co. (The)	5		306
Constellation Brands, Inc., Class A	2		459
PepsiCo, Inc.	4		719

			1,484

Biotechnology - 4.1%
AbbVie, Inc.(b)	9		1,263
Biogen, Inc.*	3		699
BioMarin Pharmaceutical, Inc.*	3		234
Neurocrine Biosciences, Inc.*	4		298
Regeneron Pharmaceuticals, Inc.*	1		779
Sarepta Therapeutics, Inc.*	3		205
Vertex Pharmaceuticals, Inc.*	4		997

			4,475

Building Products - 0.8%
Allegion plc	1		94
Fortune Brands Home & Security, Inc.	—	(a)	31
Trane Technologies plc	4		728

			853

Capital Markets - 1.2%
Charles Schwab Corp. (The)	4		328
CME Group, Inc.	1		124
State Street Corp.	8		736
T. Rowe Price Group, Inc.	1		82

			1,270

Chemicals - 2.6%
Air Products and Chemicals, Inc.(b)	1		330
Celanese Corp.	1		198
Corteva, Inc.	3		164
DuPont de Nemours, Inc.(b)	7		547
Eastman Chemical Co.(b)	5		594
Linde plc (United Kingdom)	1		364
PPG Industries, Inc.	4		650

			2,847

Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	4		454

Communications Equipment - 0.2%
Juniper Networks, Inc.	5		179

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	1		527
Vulcan Materials Co.	1		224

			751

Consumer Finance - 0.8%
American Express Co.	5		871

Diversified Financial Services - 0.1%
Voya Financial, Inc.	1		95

Electric Utilities - 2.3%
Alliant Energy Corp.	3		164
Edison International	1		66
Exelon Corp.	28		1,601
FirstEnergy Corp.	16		657

			2,488

Electrical Equipment - 0.7%
Eaton Corp. plc	5		823

Electronic Equipment, Instruments & Components - 1.1%
Corning, Inc.	17		724
Keysight Technologies, Inc.*	3		523

			1,247

Energy Equipment & Services - 0.4%
Baker Hughes Co.	18		481

Entertainment - 1.5%
Endeavor Group Holdings, Inc., Class A*	40		1,268
Netflix, Inc.*	—	(a)	195
Walt Disney Co. (The)*	1		176

			1,639

Equity Real Estate Investment Trusts (REITs) - 3.6%
American Homes 4 Rent, Class A	7		268
Camden Property Trust	3		402
Cousins Properties, Inc.	9		349
Equinix, Inc.	—	(a)	276
Equity LifeStyle Properties, Inc.	1		101
Host Hotels & Resorts, Inc.*	3		53
Invitation Homes, Inc.	12		501
Kimco Realty Corp.	39		943
Prologis, Inc.	2		377
Sun Communities, Inc.	2		288
UDR, Inc.	5		304
Ventas, Inc.	1		66
WP Carey, Inc.	1		85

			4,013

Food Products - 0.6%
Hershey Co. (The)	1		282
Mondelez International, Inc., Class A	6		384

			666

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)

Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co.	1		221
Boston Scientific Corp.*	18		787
Intuitive Surgical, Inc.*	1		246
Zimmer Biomet Holdings, Inc.	3		370

			1,624

Health Care Providers & Services - 2.6%
Centene Corp.*	8		658
CVS Health Corp.(b)	10		1,090
Humana, Inc.	1		338
UnitedHealth Group, Inc.(b)	2		809

			2,895

Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.*	—	(a)	327
Domino’s Pizza, Inc.	1		539
Expedia Group, Inc.*	2		293
Hilton Worldwide Holdings, Inc.*	1		136
McDonald’s Corp.	4		992
Yum! Brands, Inc.(b)	6		692

			2,979

Household Durables - 0.6%
Mohawk Industries, Inc.*	1		196
Toll Brothers, Inc.	8		450

			646

Household Products - 0.2%
Procter & Gamble Co. (The)	1		220

Industrial Conglomerates - 0.0%(c)
Roper Technologies, Inc.	—	(a)	44

Insurance - 1.4%
Arthur J Gallagher & Co.	3		482
Progressive Corp. (The)(b)	10		1,076

			1,558

Interactive Media & Services - 2.4%
Alphabet, Inc., Class A*	—	(a)	390
Alphabet, Inc., Class C*	—	(a)	816
Meta Platforms, Inc., Class A*	—	(a)	147
Snap, Inc., Class A*	23		758
ZoomInfo Technologies, Inc., Class A*	10		529

			2,640

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc.*(b)	1		1,923
DoorDash, Inc., Class A*	1		80

			2,003

IT Services - 4.4%
Affirm Holdings, Inc.*	5		290
Block, Inc., Class A*	1		147
FleetCor Technologies, Inc.*	3		753
International Business Machines Corp.	1		111
Mastercard, Inc., Class A(b)	6		2,339
Shopify, Inc., Class A (Canada)*(b)	1		849
Visa, Inc., Class A	—	(a)	52
WEX, Inc.*	2		295

			4,836

Life Sciences Tools & Services - 1.7%
Danaher Corp.	2		501
PerkinElmer, Inc.	4		617
Thermo Fisher Scientific, Inc.(b)	1		788

			1,906

Machinery - 5.0%
Deere & Co.(b)	3		1,309
Dover Corp.	6		972
Ingersoll Rand, Inc.	20		1,104
Otis Worldwide Corp.	9		806
Parker-Hannifin Corp.	1		321
Stanley Black & Decker, Inc.	7		1,141

			5,653

Media - 1.8%
Charter Communications, Inc., Class A*	1		583
Comcast Corp., Class A	7		348
Fox Corp., Class A	4		174
Liberty Media Corp.-Liberty SiriusXM, Class A*	18		823

			1,928

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	12		447

Multiline Retail - 0.7%
Dollar General Corp.	1		268
Dollar Tree, Inc.*	4		467

			735

Multi-Utilities - 2.2%
Ameren Corp.(b)	13		1,167
CenterPoint Energy, Inc.	28		781
NiSource, Inc.	15		443

			2,391

Oil, Gas & Consumable Fuels - 6.0%
Cheniere Energy, Inc.	4		501
Chevron Corp.	3		374
ConocoPhillips	11		1,000
Coterra Energy, Inc.	17		382
Diamondback Energy, Inc.(b)	14		1,787
EOG Resources, Inc.	5		573
ONEOK, Inc.	6		341
Phillips 66	6		532
Pioneer Natural Resources Co.(b)	5		1,118
TC Energy Corp. (Canada)	1		57

			6,665

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	2		613

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.	10		680
Eli Lilly & Co.	3		717

			1,397

Professional Services - 1.5%
Booz Allen Hamilton Holding Corp.	5		408
IHS Markit Ltd.	6		665
Leidos Holdings, Inc.(b)	6		553

			1,626

Road & Rail - 3.6%
Canadian National Railway Co. (Canada)	2		260
CSX Corp.	8		259
Knight-Swift Transportation Holdings, Inc.	6		312
Lyft, Inc., Class A*(b)	35		1,363
Norfolk Southern Corp.(b)	3		869
Old Dominion Freight Line, Inc.	2		590
Uber Technologies, Inc.*(b)	4		160
Union Pacific Corp.	1		187

			4,000

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.*(b)	6	689
Analog Devices, Inc.	3	513
Lam Research Corp.(b)	1	830
Marvell Technology, Inc.	4	321
Microchip Technology, Inc.	4	296
NXP Semiconductors NV (China)	10	2,083
ON Semiconductor Corp.*	7	393
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5	555
Teradyne, Inc.	4	528
Texas Instruments, Inc.	3	570

		6,778

Software - 2.2%
Ceridian HCM Holding, Inc.*	10	727
Coupa Software, Inc.*	1	187
DocuSign, Inc.*	1	88
Intuit, Inc.	— (a)	135
Microsoft Corp.(b)	2	733
Workday, Inc., Class A*	2	524

		2,394

Specialty Retail - 3.7%
AutoZone, Inc.*	— (a)	673
Best Buy Co., Inc.	4	375
Burlington Stores, Inc.*	2	563
Lowe’s Cos., Inc.(b)	5	1,294
O’Reilly Automotive, Inc.*(b)	2	1,169

		4,074

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	33	537
Seagate Technology Holdings plc	5	586

		1,123

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	3	396

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	7	752

TOTAL COMMON STOCKS (Cost $75,335)		94,293

SHORT-TERM INVESTMENTS - 15.1%

INVESTMENT COMPANIES - 15.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(d)(e)(Cost $16,595)	16,590	16,597

TOTAL LONG POSITIONS (Cost $91,930)		110,890

SHORT POSITIONS - (81.7)%
COMMON STOCKS - (81.7)%
Aerospace & Defense - (1.3)%
Boeing Co. (The)*	(2)	(387)
Hexcel Corp.*	(3)	(160)
Huntington Ingalls Industries, Inc.	(4)	(756)
L3Harris Technologies, Inc.	(1)	(136)

		(1,439)

Air Freight & Logistics - (1.3)%
CH Robinson Worldwide, Inc.	(7)	(781)
Expeditors International of Washington, Inc.	(5)	(596)

		(1,377)

Auto Components - (1.1)%
Autoliv, Inc. (Sweden)	(3)	(256)
BorgWarner, Inc.	(21)	(921)

		(1,177)

Automobiles - (0.1)%
Harley-Davidson, Inc.	(2)	(84)

Banks - (2.5)%
First Republic Bank	(4)	(751)
Huntington Bancshares, Inc.	(52)	(787)
KeyCorp	(24)	(601)
PNC Financial Services Group, Inc. (The)	(3)	(652)

		(2,791)

Biotechnology - (2.3)%
Amgen, Inc.	(2)	(390)
Gilead Sciences, Inc.	(16)	(1,082)
Moderna, Inc.*	(7)	(1,104)

		(2,576)

Building Products - (0.9)%
Carrier Global Corp.	(16)	(740)
Masco Corp.	(4)	(276)

		(1,016)

Capital Markets - (3.1)%
BlackRock, Inc.	(1)	(611)
Franklin Resources, Inc.	(10)	(321)
Goldman Sachs Group, Inc. (The)	(2)	(729)
Moody’s Corp.	(1)	(482)
MSCI, Inc.	(2)	(859)
Northern Trust Corp.	(3)	(376)

		(3,378)

Chemicals - (0.7)%
Dow, Inc.	(7)	(413)
Ecolab, Inc.	(2)	(343)

		(756)

Commercial Services & Supplies - (0.6)%
Waste Management, Inc.	(5)	(692)

Communications Equipment - (1.4)%
Cisco Systems, Inc.	(28)	(1,569)

Consumer Finance - (0.8)%
Discover Financial Services	(7)	(858)

Containers & Packaging - (2.9)%
AptarGroup, Inc.	(2)	(251)
Ball Corp.	(5)	(529)
Crown Holdings, Inc.	(4)	(482)
International Paper Co.	(11)	(542)
Packaging Corp. of America	(1)	(114)
Silgan Holdings, Inc.	(18)	(789)
Sonoco Products Co.	(8)	(472)

		(3,179)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Diversified Telecommunication Services - (2.4)%
AT&T, Inc.	(39)	(992)
Lumen Technologies, Inc.	(63)	(781)
Verizon Communications, Inc.	(17)	(915)

		(2,688)

Electric Utilities - (3.5)%
American Electric Power Co., Inc.	(16)	(1,431)
Eversource Energy	(5)	(465)
Pinnacle West Capital Corp.	(7)	(484)
PPL Corp.	(15)	(440)
Southern Co. (The)	(15)	(1,039)

		(3,859)

Electrical Equipment - (1.3)%
Acuity Brands, Inc.	(3)	(562)
Hubbell, Inc.	(4)	(692)
Sensata Technologies Holding plc*	(2)	(128)

		(1,382)

Electronic Equipment, Instruments & Components - (0.2)%
Cognex Corp.	(3)	(190)

Energy Equipment & Services - (0.5)%
Halliburton Co.	(6)	(175)
Schlumberger NV	(11)	(417)

		(592)

Entertainment - (0.6)%
AMC Entertainment Holdings, Inc., Class A*	(24)	(383)
ROBLOX Corp., Class A*	(4)	(241)

		(624)

Equity Real Estate Investment Trusts (REITs) - (4.3)%
AvalonBay Communities, Inc.	(1)	(356)
Duke Realty Corp.	(7)	(382)
Equity Residential	(6)	(503)
Iron Mountain, Inc.	(20)	(914)
National Retail Properties, Inc.	(15)	(649)
Orion Office REIT, Inc.*	— (a)	(3)
Realty Income Corp.	(2)	(121)
Simon Property Group, Inc.	(7)	(971)
SL Green Realty Corp.	(5)	(366)
Vornado Realty Trust	(6)	(233)
Welltower, Inc.	(3)	(258)

		(4,756)

Food & Staples Retailing - (5.3)%
Costco Wholesale Corp.	— (a)	(95)
Kroger Co. (The)	(57)	(2,498)
Walgreens Boots Alliance, Inc.	(27)	(1,367)
Walmart, Inc.	(14)	(1,990)

		(5,950)

Food Products - (1.6)%
Campbell Soup Co.	(10)	(432)
Conagra Brands, Inc.	(11)	(367)
General Mills, Inc.	(6)	(412)
Kellogg Co.	(9)	(577)

		(1,788)

Gas Utilities - (0.4)%
National Fuel Gas Co.	(7)	(405)

Health Care Equipment & Supplies - (1.8)%
Baxter International, Inc.	(10)	(833)
Stryker Corp.	(5)	(1,165)

		(1,998)

Health Care Providers & Services - (0.6)%
Henry Schein, Inc.*	(8)	(619)

Hotels, Restaurants & Leisure - (1.1)%
Starbucks Corp.	(12)	(1,179)

Household Durables - (0.2)%
NVR, Inc.*	— (a)	(75)
PulteGroup, Inc.	(2)	(109)

		(184)

Household Products - (1.5)%
Clorox Co. (The)	(8)	(1,271)
Colgate-Palmolive Co.	(2)	(169)
Kimberly-Clark Corp.	(2)	(221)

		(1,661)

Industrial Conglomerates - (2.7)%
3M Co.	(11)	(1,909)
General Electric Co.	(11)	(1,079)

		(2,988)

Insurance - (0.9)%
Aon plc, Class A	(1)	(402)
Ryan Specialty Group Holdings, Inc., Class A*	(1)	(47)
Willis Towers Watson plc	(1)	(161)
WR Berkley Corp.	(4)	(336)

		(946)

Internet & Direct Marketing Retail - (0.7)%
eBay, Inc.	(14)	(812)

IT Services - (3.2)%
Cognizant Technology Solutions Corp., Class A	(7)	(638)
DXC Technology Co.*	(5)	(145)
EPAM Systems, Inc.*	— (a)	(95)
Fiserv, Inc.*	(1)	(54)
Global Payments, Inc.	— (a)	(67)
Jack Henry & Associates, Inc.	(1)	(235)
Paychex, Inc.	(5)	(604)
PayPal Holdings, Inc.*	(3)	(454)
Snowflake, Inc., Class A*	— (a)	(119)
Western Union Co. (The)	(58)	(1,090)

		(3,501)

Life Sciences Tools & Services - (1.0)%
Agilent Technologies, Inc.	(4)	(531)
Waters Corp.*	(2)	(597)

		(1,128)

Machinery - (2.2)%
Caterpillar, Inc.	(2)	(460)
IDEX Corp.	(1)	(258)
Illinois Tool Works, Inc.	(5)	(1,109)
PACCAR, Inc.	(6)	(563)

		(2,390)

Media - (4.3)%
Interpublic Group of Cos., Inc. (The)	(29)	(1,014)
Omnicom Group, Inc.	(33)	(2,497)
Sirius XM Holdings, Inc.	(83)	(529)
ViacomCBS, Inc.	(24)	(818)

		(4,858)

Multiline Retail - (1.3)%
Kohl’s Corp.	(3)	(177)
Macy’s, Inc.	(7)	(175)
Target Corp.	(5)	(1,114)

		(1,466)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Multi-Utilities - (1.0)%
CMS Energy Corp.	(1)	(84)
Consolidated Edison, Inc.	(6)	(496)
Dominion Energy, Inc.	(6)	(497)

		(1,077)

Oil, Gas & Consumable Fuels - (4.8)%
Enbridge, Inc. (Canada)	(41)	(1,723)
Exxon Mobil Corp.	(27)	(2,078)
Hess Corp.	(10)	(953)
HollyFrontier Corp.	(7)	(242)
Marathon Oil Corp.	(21)	(408)

		(5,404)

Pharmaceuticals - (2.6)%
Johnson & Johnson	(3)	(461)
Merck & Co., Inc.	(11)	(888)
Pfizer, Inc.	(19)	(981)
Zoetis, Inc.	(3)	(562)

		(2,892)

Professional Services - (1.2)%
Equifax, Inc.	(2)	(461)
TransUnion	(3)	(301)
Verisk Analytics, Inc.	(3)	(535)

		(1,297)

Road & Rail - (1.1)%
Canadian Pacific Railway Ltd. (Canada)	(2)	(169)
Heartland Express, Inc.	(20)	(304)
JB Hunt Transport Services, Inc.	(1)	(245)
Werner Enterprises, Inc.	(10)	(466)

		(1,184)

Semiconductors & Semiconductor Equipment - (2.9)%
Broadcom, Inc.	(2)	(1,333)
Intel Corp.	(19)	(951)
QUALCOMM, Inc.	(5)	(856)

		(3,140)

Software - (2.2)%
Citrix Systems, Inc.	(1)	(66)
Oracle Corp.	(6)	(490)
Palantir Technologies, Inc., Class A*	(14)	(196)
salesforce.com, Inc.*	(3)	(645)
Splunk, Inc.*	(6)	(684)
VMware, Inc., Class A	(2)	(294)

		(2,375)

Specialty Retail - (0.4)%
CarMax, Inc.*	(2)	(241)
Williams-Sonoma, Inc.	(1)	(218)

		(459)

Technology Hardware, Storage & Peripherals - (3.7)%
Apple, Inc.	(12)	(2,161)
HP, Inc.	(7)	(253)
NetApp, Inc.	(18)	(1,536)
Xerox Holdings Corp.	(5)	(105)

		(4,055)

Textiles, Apparel & Luxury Goods - (0.3)%
VF Corp.	(5)	(316)

Trading Companies & Distributors - (0.5)%
Fastenal Co.	(10)	(545)

Water Utilities - (0.4)%
Essential Utilities, Inc.	(8)	(396)

TOTAL COMMON STOCKS (Proceeds $(89,439))		(89,996)

TOTAL SHORT POSITIONS (Proceeds $(89,439))		(89,996)

Total Investments - 19.0% (Cost $2,491)		20,894
Other Assets Less Liabilities - 81.0%		89,213

Net Assets - 100.0%		110,107

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $17,188.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	35	03/2022	USD	7,880	(183)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$110,890	$–	$–	$110,890

Total Liabilities for Securities Sold Short(a)	$(89,996)	$–	$–	$(89,996)

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(183)	$–	$–	$(183)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	$9,752	$33,392	$26,546	$(1)	$—	(c)	$16,597	16,590	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.